Segment, Geographic and Other Information - Summary of Geographical Areas (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of geographical areas [line items]
Revenue from external customers		₩ 96,567,586	₩ 92,578,265	₩ 87,476,410
Non-current assets	[1]	203,467,947	195,972,142	191,206,960
Domestic
Disclosure of geographical areas [line items]
Revenue from external customers		95,433,009	91,286,837	86,242,808
Non-current assets	[1]	196,736,382	191,214,679	186,384,115
Overseas
Disclosure of geographical areas [line items]
Revenue from external customers	[2]	1,134,577	1,291,428	1,233,602
Non-current assets	[1],[2]	₩ 6,731,565	₩ 4,757,463	₩ 4,822,845

[1]	The amounts exclude financial assets, deferred tax assets, and net defined benefit assets.
[2]	Middle East and other Asian countries make up the majority of overseas revenue and non-current assets. Since the overseas revenue or non-current assets attributable to particular countries are not material, they are not disclosed individually.